Acquisitions and Divestiture (Details Textual 1) CAD in Millions, $ in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2016 USD ($)	Feb. 28, 2017 USD ($)	Feb. 28, 2017 USD ($)	Dec. 31, 2016 CAD	Feb. 29, 2016 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Outstanding debt		$ 227.1	$ 227.1		$ 99.8
Other net costs			12.0
Operating Segments [Member] | Wine and Spirits [Member] | Trademarks [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment of trademarks		8.4	8.4
Canadian Divestiture [Member] | Disposal Group, Not Discontinued Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Transaction value of divestiture	$ 775.2			CAD 1,030
Cash proceeds, net of outstanding debt	575.3
Outstanding debt	$ 194.9
Direct costs to sell		9.9	9.9
Working capital adjustment due to buyer		$ 4.9	$ 4.9